Shareholders' Equity (Details) - Schedule of share capital € in Thousands	12 Months Ended
Dec. 31, 2020 EUR (€) shares
Class ‘A’ ordinary shares of $0.0001 each [Member]
Shareholders' Equity (Details) - Schedule of share capital [Line Items]
Type of Share	Class 'A' ordinary shares of $0.0001 each
Number of Shares | shares	7,033,356
Amount | €	€ 1
Description	Issued on closing of HL Transaction
Class ‘A’ ordinary shares of $0.0001 each [Member]
Shareholders' Equity (Details) - Schedule of share capital [Line Items]
Type of Share	Class 'A' ordinary shares of $0.0001 each
Number of Shares | shares	2,450,000
Amount | €
Description	Issued to PIPE Investors
Class ‘A’ ordinary shares of $0.0001 each [Member]
Shareholders' Equity (Details) - Schedule of share capital [Line Items]
Type of Share	Class 'A' ordinary shares of $0.0001 each
Number of Shares | shares	445,861
Amount | €
Description	Exercise of warrants
Class A ordinary shares [Member]
Shareholders' Equity (Details) - Schedule of share capital [Line Items]
Number of Shares | shares	9,929,217
Amount | €	€ 1
Class ‘B’ ordinary shares of $0.0001 each [Member]
Shareholders' Equity (Details) - Schedule of share capital [Line Items]
Type of Share	Class 'B' ordinary shares of $0.0001 each
Number of Shares | shares	2,125,000
Amount | €
Description	Issued to Fusion Fuel shareholders
Class B ordinary shares [Member]
Shareholders' Equity (Details) - Schedule of share capital [Line Items]
Number of Shares | shares	12,054,217
Amount | €	€ 1